Debt securities - Schedule of changes in impairment losses on debt instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments
Impairment at beginning of year	€ (193,716)	€ (163,853)
Impairment at end of year	(243,203)	(193,716)	€ (163,853)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	226	215
Impairment at end of year	286	226	215
Debt securities
Debt Instruments
Impairment at beginning of year	(193,716)	(163,853)
Impairment at end of year	(243,203)	(193,716)	(163,853)
Debt securities | Accumulated impairment
Debt Instruments
Impairment at beginning of year	226	215	284
Net impairment losses charged to income for the period	24	16	28
Impairment losses charged to income	36	30	49
Impairment losses reversed with a credit to income	(12)	(14)	(21)
Exchange differences and other items	36	(5)	(97)
Impairment at end of year	286	226	215
Debt securities | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses charged to income for the period	23	17	31
Debt securities | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses charged to income for the period	1	(1)	(3)
Debt securities | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	26	25
Impairment at end of year	22	26	25
Debt securities | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year	200	190
Impairment at end of year	€ 264	€ 200	€ 190